SHARE CAPITAL	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL	SHARE CAPITAL
Total authorized shares of the Company are unlimited and have no par value. The following table outlines ordinary share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2026	35,097,190
Issue of ordinary shares in relation to employee stock purchase plan	56,473
Issue of restricted ordinary share awards (Notes 12, 14)	203,253
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	240,548
As of June 30, 2026	35,597,464

As of January 1, 2025	34,762,899
Issue of ordinary shares in relation to employee stock purchase plan (Note 12)	13,448
Issue of restricted ordinary share awards (Notes 12, 14)	44,086
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	147,183
Issue of ordinary shares in exchange of share options exercised (Note 14)	36,857
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (Note 5)	708,178
As of June 30, 2025	35,712,651

Share repurchase program
In May 2022, the Company’s shareholders authorized a repurchase program of up to 30.0 million of the Company’s ordinary shares. The authorization of the program will expire May 18, 2027, unless renewed or revoked by the Company. In November 2022, the Company’s board of directors approved the repurchase of up to $10,000 of the Company’s’ ordinary shares in open market transactions, including under plans complying with Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. In each of May 2024, August 2024, November 2024 and August 2025, the Company’s board of directors approved additional repurchases under the program of $10,000 of the Company’s ordinary shares, for a total authorization of $50,000 since inception. As of June 30, 2026, $14,424 remained available under the repurchase program.

During the six months ended June 30, 2026 and 2025, the Company did not repurchase any shares.
Since the commencement of the share repurchase program, 3,960,663 ordinary shares were purchased at an average price of $8.98 for a total cost of $35,576
The timing and actual number of shares repurchased, if any, will depend on a variety of factors, including price, general business and market conditions, available liquidity, alternative investment opportunities, and other factors. The share repurchase program does not obligate the Company to acquire any particular amount of ordinary shares. The Company intends to use current cash and cash equivalents and the cash flow it generates from operations to fund the share repurchase program. All shares purchased will be held in the Company’s treasury for possible future use.

Employee Share Purchase Plan

The Company offers an Employee Share Purchase Plan (“ESPP”) that allows eligible employees to purchase ordinary shares of the Company at a 15% discount on the lesser of the fair market value on the first or last trading day of the applicable offering period. Offering periods begin on the first trading day on or after April 15 and October 15 of each year and end on the first trading day on or prior to October 14 and April 14, respectively. Shares are purchased on the last trading day of each offering period. Employees may purchase shares having a value not exceeding 50% of their compensation during the applicable offering period. Participation is subject to a limitation that employees may not own 5% or more of the total voting power or value of the Company’s ordinary shares.
During the six months ended June 30, 2026, employees purchased 56,473 ordinary shares, under the ESPP, for proceeds of $183